Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

	Options Granted in 2014 Under the 2007 Plan	Options Granted in 2015 Under the 2007 Plan	Options Granted in 2015 Under the 2015 Plan
Average risk-free rate of return	2.5%	1.82-1.92%	1.57-1.92%
Expected term	5-6 Years	6 Years	6 Years
Volatility rate	40.5-41.4%	46.3-55.2%	55.0-55.9%
Dividend yield	5%	5%	5%

The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2016
2.50 (exercise price)	557,396	2.5	1.58	-

Granted	-	-	-	-

Exercised
2.50 (exercise price)	1,746	2.5	-	262

Forfeited
2.50 (exercise price)	944	2.5	-	-

Outstanding, December 31, 2016
2.50 (exercise price)	554,706	2.5	0.58	-

Exercisable as at December 31, 2016
2.50 (exercise price)	554,706	2.5	0.58

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2016
7.0 (exercise price)	792,056	7.00	1.83	-
2.975 (exercise price)	180,000	2.975	2.50	-
1.87 (exercise price)	93,334	1.87	3.25	-
1.21 (exercise price)	754,000	1.21	4.95	478,790
1.085 (exercise price)	100,000	1.085	5.50	76,000
1.64 (exercise price)	200,000	1.64	6.87	41,000
2.105 (exercise price)	600,000	2.105	7.50	-
2.86 (exercise price)	600,000	2.86	7.67	-
1.21 (exercise price)	873,000	1.21	8.50	554,355
1.255(exercise price)	200,000	1.255	9.16	118,000
1.605(exercise price)	600,000	1.605	9.27	144,000
1.71(exercise price)	1,200,000	1.71	9.50	162,000
1.39(exercise price)	200,000	1.39	9.75	91,000
1.81(exercise price)	200,000	1.81	9.85	7,000

Granted	-	-	-	-

Exercised
1.21 (exercise price)	530,600	1.21	-	467,357
2.105 (exercise price)	40,876	2.105	-	17,176
1.87 (exercise price)	93,334	1.87	-	72,263
1.255 (exercise price)	200,000	1.255	-	270,374
1.605 (exercise price)	200,000	1.605	-	207,269
1.71 (exercise price)	400,000	1.71	-	382,836
1.81 (exercise price)	66,000	1.81	-	48,858

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Forfeited
1.605 (exercise price)	400,000	1.605	-	-
1.71 (exercise price)	800,000	1.71	-	-
1.39 (exercise price)	200,000	1.39	-	-

Outstanding, December 31, 2016

7.0 (exercise price)	792,056	7.00	0.83	-
2.975 (exercise price)	180,000	2.975	1.50	-
1.21 (exercise price)	754,000	1.21	3.95	957,580
1.085 (exercise price)	100,000	1.085	4.50	139,500
1.64 (exercise price)	200,000	1.64	5.87	168,000
2.105 (exercise price)	559,124	2.105	6.50	209,672
2.86 (exercise price)	600,000	2.86	6.67	-
1.21 (exercise price)	342,400	1.21	7.50	434,848
1.81(exercise price)	134,000	1.81	8.85	89,780

Exercisable as at December 31, 2016

7.0 (exercise price)	792,056	7.00	0.83	-
2.975 (exercise price)	180,000	2.975	1.50	-
1.21 (exercise price)	754,000	1.21	3.95	957,580
1.085 (exercise price)	100,000	1.085	4.50	139,500
1.64 (exercise price)	200,000	1.64	5.87	168,000
2.105 (exercise price)	559,124	2.105	6.50	209,672
2.86 (exercise price)	600,000	2.86	6.67	-
1.21 (exercise price)	342,400	1.21	7.50	434,848

2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options Under the 2015 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2016
1.71(exercise price)	81,600	1.71	9.58	11,016
1.71(exercise price)	6,574,600	1.71	9.50	887,571

Granted	-	-	-	-

Exercised
1.71(exercise price)	628,328	1.71	-	544,274

Forfeited
1.71 (exercise price)	1,155,072	1.71	-	-

Outstanding, December 31, 2016
1.71(exercise price)	81,600	1.71	8.58	62,832
1.71(exercise price)	4,791,200	1.71	8.50	3,689,224

Exercisable as at December 31, 2016
1.71(exercise price)	27,200	1.71	8.58	20,944
1.71(exercise price)	1,563,192	1.71	8.50	1,203,658